Share Capital And Equity Compensation - Summary of Stock Options Outstanding and Exercisable (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	690	690	1,682	2,303
Weighted average remaining contractual life of options outstanding (years)	0 years
Weighted average exercise price of options exercisable		$ 7.54
$4.90
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 4.9
Number of options outstanding | shares	160	160
Weighted average remaining contractual life of options outstanding (years)	0 years
Weighted average exercise price of options exercisable		$ 4.9
$8.05 - $11.07
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	530	530
Weighted average remaining contractual life of options outstanding (years)	0 years
Weighted average exercise price of options exercisable		$ 8.33
$8.05 - $11.07 | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 8.05
$8.05 - $11.07 | Top of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 11.07